EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents basic earnings (loss) per share for each of the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$(7,219)	$52,488	$55,060
Weighted average number of shares – basic	72,190	55,509	55,497
Net income (loss) per share attributable to Dole plc - basic	$(0.10)	$0.95	$0.99
The following table presents diluted earnings (loss) per share for each of the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$(7,219)	$52,488	$55,060
Weighted average number of shares - basic	72,190	55,509	55,497
Effect of share options with a dilutive effect	—	83	117
Weighted average number of shares - diluted	72,190	55,592	55,614
Net income (loss) per share attributable to Dole plc - diluted	$(0.10)	$0.94	$0.99